STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
Certain employees of the Company are eligible to receive deferred compensation arrangements in the form of ADRs of Santander. Compensation expense related to ADRs is based on grant date fair value and recorded over the vesting period. Amounts related to stock compensation expense are not material to the Consolidated Statements of Operations.